Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
C000237976 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%	21.55%
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%	24.74%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return)* [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%	26.08%